Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Oct. 31, 2024	Apr. 30, 2024
Current assets
Cash	$ 3,534	$ 3,459
Amounts receivable, net	4,104	3,790
Tax receivable	267	414
Inventory	2,010	2,139
Unbilled revenue	932	277
Prepaid expenses	1,655	1,408
Total current assets	12,502	11,487
Restricted cash	87	86
Deposit on equipment	490	475
Property and equipment	15,958	16,696
Intangible assets	23,007	23,557
Goodwill	7,919	7,687
Total assets	59,963	59,988
Current liabilities
Accounts payable and accrued liabilities	5,383	4,372
Deferred revenue	1,717	1,353
Income taxes payable	257	553
Leases	1,661	1,563
Deferred acquisition payments	298	284
Debentures, net	3,093	0
Current liabilities	12,409	8,125
Leases	11,669	12,118
Deferred income tax liability	3,208	4,067
Total liabilities	27,286	24,310
SHAREHOLDERS' EQUITY
Share capital	122,313	119,773
Contributed surplus	12,709	12,387
Accumulated other comprehensive loss	2,767	2,078
Accumulated deficit	(105,112)	(98,560)
Equity	32,677	35,678
Total liabilities and shareholders' equity	$ 59,963	$ 59,988